Related Party Transactions	1 Months Ended	6 Months Ended
	Apr. 12, 2021	Sep. 30, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 5 — RELATED PARTY TRANSACTIONS

Sponsor Shares

On April 12, 2021, the Company’s sponsor, Abri Ventures, I LLC (the “Sponsor”) purchased 1,437,500 shares (the “Founder Shares”) of the Company’s common stock for an aggregate price of $25,000.

Private Units

Our sponsor has committed to purchase an aggregate of 276,250 private units (or 295,000 private units if the over-allotment option is exercised in full) at a price of $10.00 per unit ($2,762,500 in the aggregate, or $2,950,000 if the over-allotment option is exercised in full) in a private placement that will close simultaneously with the closing of this offering. The private units are the same as the public units and are comprised of one share of common stock and one redeemable warrant, each exercisable to purchase one share of common stock at $11.50 per share and are otherwise identical to the public warrants in the Proposed Public Offering.

All of the proceeds we receive from this private placement of units will be added to the proceeds from this Proposed Public Offering to pay for the expenses of this Proposed Public Offering and to be held in the trust account. If we do not complete our initial business combination within 12 months from the closing of this Proposed Public Offering (or up to 18 months), the proceeds of the sale of the private units will be used to fund the redemption of our public shares (subject to the requirements of applicable law) and the private units and underlying warrants will be worthless.

The private warrants and the underlying shares of common stock issuable upon their exercise will not be transferable, assignable or salable until 30 days after the consummation of our initial business combination except to permitted transferees.

Deferred Offering Costs

The Company had accrued offering costs totaling $75,000 as April 12, 2021, which were paid by entities controlled by our founders.

Promissory Note — Related Party

Our sponsor has agreed to loan us up to $300,000 to be used for a portion of the expenses of this Proposed Public Offering. As of April 12, 2021, we had no borrowings outstanding under the promissory note with our sponsor. These loans are non-interest bearing, unsecured and are due at the closing of this offering. The loans will be repaid upon the closing of this offering out of the offering proceeds not held in the trust account.

Administrative and Support Services

The Company will enter into an administrative services agreement pursuant to which the Company will pay our sponsor a total of $10,000 per month for office space, administrative and support services. Upon completion of our initial business combination or our liquidation, the Company will cease paying these monthly fees.

NOTE 4 — RELATED PARTY TRANSACTIONS

Sponsor Shares

On April 12, 2021, the Company’s sponsor, Abri Ventures I, LLC (the “Sponsor”) purchased 1,437,500 shares (the “Founder Shares”) of the Company’s common stock for an aggregate price of $25,000.

Private Units

On August 12, 2021, our Sponsor purchased an aggregate of 276,250 Private Units in a private placement that closed simultaneously with the closing of Initial Public Offering. The Private Units are comprised of one share of common stock and one redeemable warrant, each exercisable to purchase one share of common stock at $11.50 per share and are otherwise identical to the public warrants in the Initial Public Offering.

On August 23, 2021, simultaneously with the sale of the Additional Units, the Company consummated the sale of an additional 18,348 Additional Private Units, generating additional gross proceeds of $183,480.

All of the proceeds we received from this private placement of units were added to the proceeds from the Initial Public Offering to pay for the expenses of the Initial Public Offering and to be held in the Trust Account. If we do not complete our Initial Business Combination within 12 months from the closing of this Initial Public Offering (or up to 18 months), the proceeds of the sale of the Private Units will be used to fund the redemption of our public shares (subject to the requirements of applicable law) and the Private Units and underlying warrants will be worthless.

Promissory Note — Related Party

On April 20, 2021, the Company entered a promissory note with its Sponsor for principal amount received of $300,000 to be used for a portion of the expenses of the Initial Public Offering. The note was non-interest bearing, unsecured and payable on the earlier of: (i) December 31, 2021 or (ii) the date on which the Company consummated the Initial Public Offering. As of September 30, 2021, there was a zero balance outstanding under the note.

Administrative and Support Services

The Company entered into an administrative services agreement pursuant to which the Company will pay the Sponsor a total of $10,000 per month for office space, administrative and support services, which the Company records as operating expense on its statements of operations. Upon the completion of the Initial Business Combination or our liquidation, the Company will cease paying these monthly fees.